SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2013
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule of Relevant Exchange Rates of US Dollar and Israeli CPI
The following table presents data regarding the dollar exchange rate of relevant currencies and the Israeli CPI:

	Exchange rate of one US dollar		Israeli CPI(*)
	NIS	Real
At December 31,
2013	3.471	2.3426	114.18 points
2012	3.733	2.0435	112.15 points
2011	3.821	1.8758	110.34 points
Increase (decrease) during the year:
2013	(7.02)%	(14.63)%	1.8%
2012	(2.30)%	(8.94)%	1.6%
2011	7.66%	12.57%	2.2%

(*)	Based on the Index for the month ending on each balance sheet date, on the basis of 2008 average 100.

Schedule of Depreciation Rates
Rates of depreciation:

%
Operating equipment (mainly 20%-33%)	6.5-33
Office furniture, equipment and computers	7-33
Buildings	2.5
Vehicles	15
Leasehold improvements	Duration of the lease which is less or equal to useful life.

Schedule of Intangible Assets Useful Lives
Intangible assets with finite lives are amortized using the straight-line basis over their useful lives, to reflect the pattern in which the economic benefits of the intangible assets are consumed or otherwise used up, as follows

Years
GIS database	10
Customer base	5
Brand name	15
Other	3-10